Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Virginia Municipal Fund), Class A)	0 Months Ended
Jul. 27, 2012
(Oppenheimer Rochester Virginia Municipal Fund) | Class A
Bar Chart Table:
Annual Return 2007	(9.06%)
Annual Return 2008	(36.69%)
Annual Return 2009	47.09%
Annual Return 2010	1.08%
Annual Return 2011	13.29%